PROPERTY, PLANT, AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET

NOTE 14 – PROPERTY, PLANT, AND EQUIPMENT, NET

Property, plant, and equipment consist of the following:

	June 30,	September 30,
	2024	2023
Buildings	$49,979,359	$48,081,466
Machinery and equipment	36,795,981	27,861,452
Construction-in-progress	7,860,376	5,180,642
Land	3,065,757	3,040,303
Other fixed assets	4,744,527	2,824,165
Total cost of assets excluding accumulated impairment	102,446,000	86,988,028
Less: accumulated depreciation	(19,191,336)	(4,955,243)
Property, Plant, and Equipment, net	$83,254,664	$82,032,785

During the year ended September 30, 2023, due to unfavorable market conditions, a decline of the market prices of the Company’s common stock, and budgeted performance misses compared to the budgets prepared previously, we have tested long-lived assets for recoverability. The test was performed on September 1, 2023, by management with the assistance of independent third-party valuation professionals, using both the discounted cash flow method and the guideline public company method. The fair value of the property, plant, and equipment of the ELMS/Legacy Mullen segment (classified in Level 3 of the fair value hierarchy) was determined on a standalone basis utilizing the cost and market approaches to value. The assets of Bollinger’s segment (see Note 4 - Segment information) were not impaired, except for goodwill impairment (see Note 6 - Goodwill and Other Intangible Assets). An impairment loss in the amount of $13,519,492 has been recognized with respect to the property, plant, and equipment of the ELMS/Legacy Mullen segment, primarily construction-in-progress and machinery and equipment.

No additional impairment has been recognized in respect of property, plant, and equipment during the nine months ended June 30, 2024. Depreciation expense related to property, plant, and equipment for the three and nine months ended June 30, 2024 was $2,584,157 and $14,264,452, respectively ($1,680,595 and $7,050,864 for the three and nine months ended June 30, 2023, respectively).

NOTE 14 – PROPERTY, PLANT, AND EQUIPMENT, NET

Property, plant, and equipment, net consists of the following:

	September 30, 2023	September 30, 2022
Buildings	$48,081,466	$7,659,121
Machinery and equipment	27,861,452	7,383,612
Land	3,040,303	647,576
Construction-in-progress	5,180,642	269,778
Other fixed assets	2,824,165	1,743,057
Total cost of assets excluding accumulated impairment	86,988,028	17,703,144
Less: accumulated depreciation	(4,955,243)	(2,899,428)
Property, Plant, and Equipment, Net	$82,032,785	$14,803,716

Due to unfavorable market conditions, decline of the market prices of the Company’s common stock, and budgeted performance misses compared to the budgets prepared previously, we have tested long-lived asset for recoverability. The test was performed on September 1, 2023 by independent professional appraisers using both discounted cash flow method and guideline public company method. The fair value of the property, plant, and equipment of the ELMS/Legacy Mullen segment (classified in Level 3 of the fair value hierarchy) was determined on a standalone basis utilizing the cost and market approaches to value. The assets of the Bollinger’s segment (see Note 21 - Segment information) were not impaired, except for impairment of goodwill (see Note 6 - Goodwill and intangible assets). An impairment loss in amount of $13,519,492 has been recognized in respect of the property, plant, and equipment of the ELMS/Legacy Mullen segment: primarily construction-in-progress, and machinery and equipment, and show room assets. Their accumulated depreciation in amount of $5,969,367 has been derecognized in correspondence with initial cost to present the new cost basis of these assets in accordance with ASC 360.

Depreciation expense related to property, plant, and equipment for the years ended September 30, 2023 and 2022 was $8,023,596 and $379,256, respectively.